Concentration (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Risks and Uncertainties [Abstract]
Net Revenue	$ 572,678	$ 849,436	$ 3,459,511	$ 2,965,404	$ 4,439,324	$ 4,100,560